Note 11 - Subsequent Events (Details Textual)		1 Months Ended
	Feb. 27, 2017 shares	Apr. 30, 2017 shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Aug. 31, 2016 $ / shares shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares
Warrant Liabilities, Noncurrent | $				$ 5,307,000			$ 509,000
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,028,029		935,008
Convertible Debt | $				$ 3,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.33		$ 0.30
Scenario, Forecast [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		6
Warrant Amendments [Member] | Scenario, Forecast [Member] | Accredited Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		13,257
Warrant Amendments [Member] | Scenario, Forecast [Member] | Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		31,167
Shamus Warrants [Member] | Shamus [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					318,182
Warrant Term				5 years	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion				75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.85	$ 1.10
Subsequent Event [Member] | Twenty Seventeen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	14,000,000
Subsequent Event [Member] | Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,500,000
Subsequent Event [Member] | Extended Maturity Dates [Member]
Convertible Debt | $						$ 10,000,000
Subsequent Event [Member] | Acuitas [Member] | January 2017 Convertible Debenture [Member]
Proceeds from Issuance of Debt | $			$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Subsequent Event [Member] | Warrant Amendments [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						20
Subsequent Event [Member] | Warrants Opted From Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						11,049
Subsequent Event [Member] | January 2017 Warrants [Member] | Acuitas [Member]
Warrant Term			5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion			100.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.85
Subsequent Event [Member] | December 2016 Warrants [Member] | Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			827,293
Class of Warrant or Right, Additional Percent of Securities Called by Warrants or Rights Upon Conversion			25.00%
Subsequent Event [Member] | Shamus Warrants [Member] | Shamus [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			352,941
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion			100.00%